Intangible Assets (Details) - Schedule of Future Amortization Expense of the Intangible Assets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Future Amortization Expense of the Intangible Assets [Abstract]
2025	$ 1,558
2026	1,425
2027	1,280
2028	359
Total	$ 4,622	$ 6,028